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                                                             OMB APPROVAL
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                                                    OMB Number:        3235-0006
                      UNITED STATES                 Expires:   February 28, 1997
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                 WASHINGTON, D.C. 20549             hours per response.... 24.60
                                                    ----------------------------
                                                             SEC USE ONLY
                        FORM 13F                    ----------------------------

                                                    ----------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2000.

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               (Please read instructions before preparing form.)
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If amended report check here: / /


GENESIS CAPITAL MANAGEMENT, L.P.
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Name of Institutional Investment Manager


909 MONTGOMERY STREET, SUITE 500           SAN FRANCISCO       CA         94133
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Business Address       (Street)              (City)          (State)       (Zip)


GAIL P. SENECA                            415-486-6725        PRESIDENT
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Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


------------------------------ATTENTION-----------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities and Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and the State of California on the 10th day of August, 2000.


                                            GENESIS CAPITAL MANAGEMENT L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                                  /s/ Gail P. Seneca
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
-----------------------  -------------    -----------------------  -------------
1.                                        6.
-----------------------  -------------    -----------------------  -------------
2.                                        7.
-----------------------  -------------    -----------------------  -------------
3.                                        8.
-----------------------  -------------    -----------------------  -------------
4.                                        9.
-----------------------  -------------    -----------------------  -------------
5.                                        10.
-----------------------  -------------    -----------------------  -------------

                                                                 SEC 1685 (5/91)
               Copyright (c) 1992. NRS Systems, Inc. (Portions of Software Only)

Seneca Capital Management LLC
FORM 13F
2 Q 13F Gen Cap
June 30, 2000

                                                                                       Investment
                                       Title                                           Discretion
                                        of                                             ----------
Security                               Class      CUSIP      Market Value   Quantity   Sole            Share      Other    Managers
--------                               -----      -----      ------------   --------   ----            -----      -----    --------


COMMON STOCK
------------
AMFM Inc                                COM     001693100           50902     36830                      2
Alcoa Inc                               COM     013817101            5614     58950                      2
Allergan Inc                            COM     018490102           64694     23740                      2
Alteon Websystems Inc                   COM     02145A109      2232394.37     22310                      2
American Express Co                     COM     025816109       915836.25     17570                      2
Applied Materials  Inc                  COM     038222105      2246593.75     24790                      2
Aspect Communications Inc               COM     04523Q102      1958941.87     49830                      2
Avery Dennison Corp                     COM     053611109       2154712.5     32100                      2
Bed Bath & Beyond Inc                   COM     075896100       1055237.5     29110                      2
Capital One Financial Corp              COM     14040H105      1641753.75     36790                      2
Chartered Semiconductor Mfg LTD ADR     COM     16133R106           54584     23180                      2
Cisco Systems Inc                       COM     17275R102           50922     19360                      2
Citigroup Inc                           COM     172967101      2374392.25     39409                      2
Clorox Co                               COM     189054109      1750376.25     39060                      2
Coca Cola Co                            COM     191216100      2179178.75     37940                      2
Convergys Corp                          COM     212485106           51160     51520                      2
Copper Mountain Networks Inc            COM     217510106      2473668.75     28070                      2
Corning Inc                             COM     219350105      2857976.25     10590                      2
Credence Systems Corp                   COM     225302108      2325601.25     42140                      2
Crown Castle Int'l Corp                 COM     228227104           46456     62320                      2
Diamond Offshore Drilling Inc           COM     25271C102      1352663.75     38510                      2
Dynegy Inc-CL A                         COM     26816Q101      2217423.75     32460                      2

                                       Voting Authority
                                       ----------------
Security                               Sole                       Share             None
--------                               ----                       -----             ----


COMMON STOCK
------------
AMFM Inc                                                          36830
Alcoa Inc                                                         58950
Allergan Inc                                                      23740
Alteon Websystems Inc                                             22310
American Express Co                                               17570
Applied Materials  Inc                                            24790
Aspect Communications Inc                                         49830
Avery Dennison Corp                                               32100
Bed Bath & Beyond Inc                                             29110
Capital One Financial Corp                                        36790
Chartered Semiconductor Mfg LTD ADR                               23180
Cisco Systems Inc                                                 19360
Citigroup Inc                                                     39409
Clorox Co                                                         39060
Coca Cola Co                                                      37940
Convergys Corp                                                    51520
Copper Mountain Networks Inc                                      28070
Corning Inc                                                       10590
Credence Systems Corp                                             42140
Crown Castle Int'l Corp                                           62320
Diamond Offshore Drilling Inc                                     38510
Dynegy Inc-CL A                                                   32460

Echostar Communications Corp New-Cl A       COM     278762109      1940540.47      58610               2                 58610
El Paso Energy Corp                         COM     283905107      2148034.37      42170               2                 42170
Emerson Electric Co                         COM     291011104           56967       4200               2                  4200
Enron Corp                                  COM     293561106           33266       4580               2                  4580
Extreme Networks Inc                        COM     30226D106            3148      26120               2                 26120
Fairchild Semicon Intl CL A                 COM     303726103           21808      52320               2                 52320

                                                                  -----------
Page Total                                                        53532430.84
Flextronics International Ltd               COM     Y2573F102       341376.87       4970               2                  4970
General Electric Co                         COM     369604103           62090      44450               2                 44450
General Motors Corp Class H                 COM     370442832           29403      20500               2                 20500
HCA - The Healthcare Company                COM     404119109      1536671.25      50590               2                 50590
Halliburton Company                         COM     406216101      2188792.19      46385               2                 46385
Intel Corp                                  COM     458140100      2143010.62      16030               2                 16030
International Business Machines             COM     459200101            2418       7200               2                  7200
International Rectifier Corp                COM     460254105           58192      45510               2                 45510
Johnson & Johnson                           COM     478160104      2734834.37      26845               2                 26845
LSI Logic Corp                              COM     502161102           53279      38520               2                 38520
Lowe's Cos Inc                              COM     548661107      2036289.37      49590               2                 49590
MGIC Investment Corp                        COM     552848103           40390      51300               2                 51300
Medimmune Inc                               COM     584699102           46112       3280               2                  3280
Mellon Financial Corp                       COM     58551A108      2154002.81      59115               2                 59115
Merck & Co                                  COM     589331107           11120      30080               2                 30080
Mercury Interactive Corp                    COM     589405109       2915077.5      30130               2                 30130
Millipore Corp                              COM     601073109           29378      32560               2                 32560
Morgan Stanley Dean Witter & Co             COM     617446448       1925572.5      23130               2                 23130
NDS Group Plc-Spons ADR                     COM     628891103           57964      18140               2                 18140
Nabors Industries                           COM     629568106      2100568.75      50540               2                 50540
Networks Associates Inc                     COM     640938106           12175      16680               2                 16680
Nextel Communications Inc Cl A              COM     65332V103       2425472.5      39640               2                 39640
Nextel Partners Inc-Cl A                    COM     65333F107           54028      56000               2                 56000
Nokia Corp - Spon ADR                       COM     654902204      1496626.87      29970               2                 29970
Nortel Networks Corp                        COM     656568102           14359      39580               2                 39580
Perkinelmer Inc                             COM     714046109      2767331.25      41850               2                 41850

Pfizer Inc                             COM     717081103           38688      37670                   2                 37670
Powerwave Technologies Inc             COM     739363109           22552      34770                   2                 34770
Praxair Inc                            COM     74005P104      1465678.12      39150                   2                 39150
SPX Corp                               COM     784635104      3300384.37      27290                   2                 27290
STMicroelectronics NV                  COM     861012102           57811      40720                   2                 40720

                                                             -----------
Page Total                                                   60367664.37
Santa Fe International Corp            COM     G7805C108      1732201.25      49580                   2                 49580
Scientific-Atlanta Inc                 COM     808655104           47654      54300                   2                 54300
Spectrasite Holdings Inc               COM     84760T100       1943687.5       2964                   2                  2964
Sun Microsystems Inc                   COM     866810104      1827843.75      20100                   2                 20100
Tenet Healthcare Corporation           COM     88033G100           20828      25044                   2                 25044
Tut Systems Inc.                       COM     901103101      1216923.75      21210                   2                 21210
Valero Energy Corp                     COM     91913Y100           62301      30860                   2                 30860
Walmart Stores Inc                     COM     931142103      2382793.75      41350                   2                 41350
Walt Disney Co Holding Co              COM     254687106           28654      44640                   2                 44640
Waters Corp                            COM     941848103       333249.37       2670                   2                  2670
Weatherford International              COM     947074100       2049547.5      51480                   2                 51480
Xilinx Inc                             COM     983919101       296399.37       3590                   2                  3590
                                                             -----------
                                                             134886146.5
                                                             -----------
GRAND TOTAL                                                  134886146.5
                                                             ===========

                                                             -----------
Page Total                                                   20986051.25